LIABILITIES AND DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LIABILITIES AND DEBT
LIABILITIES AND DEBT

NOTE 7: LIABILITIES AND DEBT

Accrued Expenses and Other Liabilities

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of June 30, 2023 and December 31,2022:

	June 30,	December 31,
	2023	2022
Accrued expenses	$503,927	$668,714
Reserve for returns	—	307,725
Payroll related liabilities	4,009,812	2,618,870
Sales tax liability	277,800	262,765
Other liabilities	247,398	78,845
	$5,038,937	$3,936,920

As of June 30, 2023, payroll liabilities included an aggregate of $1,288,048 in payroll taxes due to remit to federal and state authorities. Of this amount, $620,400 pertained to DBG and $667,648 pertained to Bailey44. The amounts are subject to further penalties and interest. The amounts are subject to further penalties and interest.

As of June 30, 2023 and December 31, 2022, accrued expenses included $535,000 in accrued common stock issuances pursuant to an advisory agreement for services performed in 2022. The 5,000 shares of common stock owed per the agreement are expected to be issued in the third quarter of 2023. At June 30, 2023, accrued expenses also includes $500,000 in accrued common stock issuances owed to Sundry executives based on their employment agreements with the Company, which is expected to be issued in the third quarter of 2023.

Convertible Debt

2020 Regulation D Offering

As of June 30, 2023 and December 31, 2022, there was $100,000 remaining in outstanding principal that was not converted into equity.

Convertible Promissory Note

On December 29, 2022, the Company and various purchasers executed a Securities Purchase Agreement (“December Notes”) whereby the investors purchased from the Company convertible promissory notes in the aggregate principal amount of $4,000,000, consisting of original issue discount of $800,000. The Company received net proceeds of $3,000,000. The December Notes were due and payable on February 15, 2023. If the December Notes are not repaid in full by the maturity date or if any other event of default occurs, (1) the face value of the December Notes will be automatically increased to 120%; (2) the Notes will begin generating an annual interest rate of 20%, which will be paid in cash monthly until the default is cured; and (3) if such default continues for 14 or more calendar days, at the investors’ discretion, the December Notes shall become convertible at the option of the investors into shares of the Company’s common stock at a conversion price equal to the closing price of the Company’s common stock on the date of the note conversion.

In connection with the December Notes, the Company issued to the investors an aggregate of 18,779 warrants to purchase common stock at an exercise price equal to $106.50, and 2,400 shares of common stock. The Company recognized $428,200 as a debt discount for the fair value of the warrants and common shares using the Black-Scholes option model, resulting in a total debt discount of $1,378,200.

In February 2023, the principal of $4,000,000 of the December Notes were fully repaid. The Company amortized $689,100 of debt discount up until the repayment date, and then recognized a loss on extinguishment of debt of $689,100 which is included in other non-operating income (expenses) on the consolidated statements of operations.

The following is a summary of the convertible notes for the six months ended June 30, 2023:

		Unamortized	Convertible Note
	Principal	Debt Discount	Payable, Net
Balance, December 31, 2022	$4,100,000	$(1,378,200)	$2,721,800
Repayments of notes	(4,000,000)	—	(4,000,000)
Amortization of debt discount	—	689,100	689,100
Loss on extinguishment of debt	—	689,100	689,100
Balance, June 30, 2023	$100,000	$—	$100,000

During the six months ended June 30, 2022, the Company converted an aggregate of $888,930 in outstanding principal into 350 shares of common stock.

During the six months ended June 30, 2023 and 2022, the Company amortized $689,100 and $1,724,291, respectively of debt discount to interest expense pertaining to convertible notes.

In January 2023, the Company issued 4,400 shares of common stock at a fair value of $322,300 to a former convertible noteholder pursuant to default provisions. The amount was included in interest expense in the consolidated statements of operations.

Loan Payable — PPP and SBA Loan

As of both June 30, 2023 and December 31, 2022, Bailey had an outstanding PPP Loan balance of $933,295 and matures in 2026.

Merchant Advances

In 2022, the Company obtained several merchant advances. These advances are, for the most part, secured by expected future sales transactions of the Company with expected payments on a weekly basis. As of December 31, 2022, $896,334 remained outstanding. During the six months ended June 30, 2023, the Company received additional proceeds totaling $1,692,748 and made repayments totaling $2,331,972. As of June 30, 2023, the remaining principal outstanding was $257,110. In connection with these advances, the Company granted 6,095 warrants to purchase common stock at an exercise price of $131.25 to the lender in connection with its merchant advances.

In 2023, the Company obtained merchant advances totaling $502,051 from Shopify Capital, and made repayments totaling $208,416. As of June 30, 2023, the remaining principal outstanding was $293,635. These advances are, for the most part, secured by expected future sales transactions of the Company with expected payments on a daily basis.

Promissory Note Payable

As of June 30, 2023 and December 31, 2022, the outstanding principal on the note to the sellers of Bailey was $3,500,000. The maturity date was December 31, 2022. On July 5, 2023, the parties agreed to extend the maturity date to June 30, 2024. Interest expense was $105,000 and $105,000 for the three months ended June 30, 2023 and 2022 and $210,000 and $210,000 for the six months ended June 30, 2023 and 2022, all respectively, which was accrued and unpaid as of June 30, 2023.

The Company issued a promissory note in the principal amount of $5,500,000 to the Sundry Holders pursuant to the Sundry acquisition. The note bears interest at 8% per annum and matures on February 15, 2023. In February 2023, the parties verbally agreed to extend the maturity date to December 31, 2023. Interest expense was $149,177 and $259,177 for the three and six months ended June 30, 2023, respectively. On June 21, 2023, the Company and the Sundry Holders executed a Securities Purchase Agreement (the “Sundry SPA”) whereby the Company issued 5,761 shares of Series C Convertible Preferred Stock to the Sundry Holders for $1,000 per share (see Note 7). The shares were issued pursuant to the cancellation of the Sundry Holders’ entire principal amount of $5,500,000 and accrued interest of $259,177.

In March 2023, the Company and various purchasers executed a Securities Purchase Agreement (“March 2023 Notes”) whereby the investors purchased from the Company promissory notes in the aggregate principal amount of $2,458,750, consisting of original issue discount of $608,750. The Company received net proceeds of $1,850,000 after additional fees. The March 2023 Notes are due and payable on September 30, 2023 (the “Maturity Date”). The Company will also have the option to prepay the Notes with no penalties at any time prior to the Maturity Date. If the Company completes a debt or equity financing of less than $7,500,000, the Company is required to repay 50% of the remaining balance of the March 2023 Notes. Following such 50% repayment, the Company must also use any proceeds from any subsequent debt or equity financing to repay the March 2023 Notes. Upon the closing of any debt or equity financing of $7,500,000 or greater, the Company is required to repay 100% of the Notes with no penalties. There is no additional interest after the 20% original interest discount. The Company recognized a debt discount of $608,750, of which $263,839 was amortized through June 30, 2023.

The following is a summary of promissory notes payable, net:

	June 30,	December 31,
	2023	2022
Bailey Note	$3,500,000	$3,500,000
Sundry Note	—	5,500,000
March 2023 Notes - principal	2,458,750	—
March 2023 Notes - unamortized debt discount	(344,911)	—
Promissory note payable, net	$5,613,839	$9,000,000

NOTE 7: LIABILITIES AND DEBT

Accrued Expenses and Other Liabilities

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Accrued expenses	$668,714	$178,819
Reserve for returns	307,725	33,933
Payroll related liabilities	2,618,870	1,183,598
Sales tax liability	262,765	225,804
Due to seller	—	396,320
Other liabilities	78,845	59,613
	$3,936,920	$2,078,087

As of December 31, 2022, payroll liabilities included an aggregate of $1,074,316 in payroll taxes due to remit to federal and state authorities. Of this amount, $539,839 pertained to DBG and $534,477 pertained to Bailey44. The amounts are subject to further penalties and interest.

As of December 31, 2022, accrued expenses included $535,000 in accrued common stock issuances pursuant to an advisory agreement for services performed in 2022. The 200 shares of common stock owed per the agreement are expected to be issued in the second quarter of 2023.

Due to seller represents amounts to the seller owed pursuant the Stateside Acquisition after certain purchase price adjustments were made in the fourth quarter of 2021, and repaid in 2022.

Venture Debt

As of December 31, 2021, the gross loan balance with Black Oak Capital (“Black Oak”) pertaining to its senior credit agreement was $6,001,755. In February 2022, the Company received $237,500 in proceeds, including loan fees of $12,500, from the existing venture debt lender under the same terms as the existing facility.

On September 29, 2022, the Company and Black Oak executed a Securities Purchase Agreement (the “Black Oak SPA”) whereby the Company issued 6,300 shares of Series A Convertible Preferred Stock to Black Oak for $1,000 per share (see Note 7). The shares were issued pursuant to the conversion of Black Oak’s entire principal amount of $6,251,755, and the Company recorded $48,245 in interest as part of the conversion. Pursuant to the Black Oak SPA, all accrued interest remaining outstanding. Accrued interest was $269,880 as of December 31, 2022.

For the year ended December 31, 2022 and 2021, $12,500 and $147,389 of loan fees and discounts from warrants were amortized to interest expense, leaving unamortized balance of $0 as of December 31 2022. Interest expense was $573,455 and $825,219 for the years ended December 31, 2022 and 2021, respectively.

Convertible Debt

2020 Regulation CF Offering

During the year ended December 31, 2020, the Company received gross proceeds of $450,308 from a Regulation CF convertible debt offering. In 2021, the Company received additional gross proceeds of $473,650. Interest was 6% per annum and the debt was due October 30, 2022. Upon closing of the IPO, the outstanding principal and accrued and unpaid interest of $16,942 was converted into 12,786 shares of common stock based on the terms of the notes. Total issuances costs were $69,627, which was recognized as a debt discount and was amortized in 2021 through the date of IPO when such debt converted. During the year ended December 31, 2021, $27,894 of the debt discount was amortized to interest expense.

Concurrently with the offering above, in 2021 and 2020 the Company received gross proceeds of $55,000 and $800,000, respectively, from a Regulation D convertible debt offering. The debt accrued interest at a rate of 14% per annum with a maturity date of nine months from the date of issuance. In addition, the Company issued 0.2 warrants to purchase common stock in connection with the notes. The issuance costs and warrants are recognized as a debt discount and were amortized in 2021 through the date of IPO when such debt converted. The fair value of the warrants was determined to be negligible.

Upon closing of the IPO, $755,000 in outstanding principal and approximately $185,000 of the accrued and unpaid interest was converted into 181 shares of common stock. As of December 31, 2022 and 2021, there was $100,000 remaining in outstanding principal that was not converted into equity (see table below).

During the year ended December 31, 2021, $100,000 of the debt discount was amortized to interest expense. The Company recorded an additional $132,609 in default interest expense upon conversion of these notes.

2019 Regulation D Offering

For the year ended December 31, 2019, the Company received gross proceeds of $799,280 from a Regulation D convertible debt offering. The debt accrued interest at a rate of 12% per annum with a maturity date of thirty-six months from the date of issuance. The debt was contingently convertible and contained both automatic and optional conversions.

Upon closing of the IPO, the outstanding principal was converted into 145 shares of common stock.

Convertible Promissory Notes

2021 Notes

On August 27, 2021, the Company entered into a Securities Purchase Agreement with Oasis Capital, LLC (“Oasis Capital”) further to which Oasis Capital purchased a senior secured convertible note (the “Oasis Note”), with an interest rate of 6% per annum, having a face value of $5,265,000 for a total purchase price of $5,000,000, secured by all assets of the Company.

The Oasis Note, in the principal amount of $5,265,000, bears interest at 6% per annum and is due and payable 18 months from the date of issuance, unless sooner converted. The Oasis Note is convertible at the option of Oasis Capital into shares of the Company’s common stock at a conversion price (the “ Oasis Conversion Price”) which is the lesser of (i) $90.601, and (ii) 90% of the average of the two lowest volumed weighted average prices (“VWAPs’) during the five consecutive trading day period preceding the delivery of the notice of conversion. Oasis Capital is not permitted to submit conversion notices in any thirty day period having conversion amounts equaling, in the aggregate, in excess of $500,000. If the Oasis Conversion Price set forth in any conversion notice is less than $7,500 per share, the Company, at its sole option, may elect to pay the applicable conversion amount in cash rather than issue shares of its common stock.

On October 1, 2021, the Company entered into an Amended and Restated Securities Purchase Agreement with FirstFire Global Opportunities Fund, LLC (“FirstFire”) and Oasis Capital further to which FirstFire purchased a Senior Secured Convertible Promissory Note (the “First FirstFire Note”), with an interest rate of 6% per annum, having a face value of $1,575,000 for a total purchase price of $1,500,000, secured by all assets of the Company.

The First FirstFire Note, in the principal amount of $1,575,000, bears interest at 6% per annum and is due and payable 18 months from the date of issuance, unless sooner converted. The First FirstFire Note is convertible at the option of FirstFire into shares of the Company’s common stock at a conversion price (the “First FirstFire Conversion Price”) which is the lesser of (i) $9,880, and (ii) 90% of the average of the two lowest volume-weighted average prices during the five consecutive trading day period preceding the delivery of the notice of conversion.

On November 16, 2021, the Company entered into a Securities Purchase Agreement with FirstFire further to which FirstFire purchased a Senior Secured Convertible Promissory Note (the “Second FirstFire Note” and together with the First FirstFire Note, the “FirstFire Notes”), with an interest rate of 6% per annum, having a face value of $2,625,000 for a total purchase price of $2,500,000.

The Second FirstFire Note is convertible at the option of FirstFire into shares of the Company’s common stock at a conversion price (the “Second FirstFire Conversion Price”) which is the lesser of (i) $10,700, and (ii) 90% of the average of the two lowest volume-weighted average prices during the five consecutive trading day period preceding the delivery of the notice of conversion.

The Company evaluated the terms of the conversion features of the Oasis and FirstFire Notes as noted above in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock, and determined they are not indexed to the

Company’s common stock and that the conversion features meet the definition of a liability. The notes contain an indeterminate number of shares to settle with conversion options outside of the Company’s control. Therefore, the Company bifurcated the conversion feature and accounted for it as a separate derivative liability. Upon issuance of the Oasis and FirstFire Notes, the Company recognized a derivative liability at an aggregate fair value of $3,204,924, which is recorded as a debt discount and was amortized over the life of the notes.

The original issue discount and issuance costs for the Oasis and FirstFire Notes totaled $1,560,000, which were recognized as a debt discount and was amortized over the life of the notes.

As of December 31, 2021, the outstanding principal of the FirstFire and Oasis Notes was $9,465,000. During the year ended December 31, 2022, the Company fully converted the outstanding principal of $9,465,000 and accrued interest of $533,242 into an aggregate of 79,807 shares of commons stock. The Company recorded an additional $484,904 in interest expense as a result of the conversions. As a result of the conversions, all terms and conditions under the notes were met and no further obligations exist.

2022 Notes

On April 8, 2022, the Company and various purchasers executed a Securities Purchase Agreement (“April Notes”) whereby the investors purchased from the Company convertible promissory notes in the aggregate principal amount of $3,068,750, consisting of original issue discount of $613,750. The Company received net proceeds of $2,313,750 after the original issue discount and fees, resulting in a debt discount of $755,000. Upon the Company’s public offering in May 2022 (see below), the Company repaid $3,068,750 to the investors and the debt discount was fully amortized.

In connection with the April Notes, the Company issued an aggregate of 503 warrants to purchase common stock at an exercise price of $3,050 per share. The Company recognized $98,241 as a debt discount for the fair value of the warrants using the Black-Scholes option model, which was fully amortized upon the notes’ repayment in May.

On July 22 and July 28, 2022, the Company and various purchasers executed a Securities Purchase Agreement (“July Notes”) whereby the investors purchased from the Company convertible promissory notes in the aggregate principal amount of $1,875,000, consisting of original issue discount of $375,000. The Company received net proceeds of $1,450,000 after the original issue discount and fees.

In connection with the July 22 and July 28 notes, the Company issued an aggregate of 1,645 and 1,106 warrants to purchase common stock at an exercise price of $380 and $282.50 per share, respectively. The Company recognized $692,299 as a debt discount for the fair value of the warrants using the Black-Scholes option model, which will be amortized to interest expense over the life of the notes.

If the July Notes are not repaid in full by the maturity date or if any other event of default occurs, (1) the face value of the notes will be automatically increased to 120%; (2) the notes will begin generating an annual interest rate of 20%, which will be paid in cash monthly until the default is cured; and (3) if such default continues for 14 or more calendar days, at the Investors’ discretion, the notes shall become convertible at the option of the investors into shares of the Company’s common stock at a conversion price equal to the closing price of the Company’s common stock on the on the date of the note conversion.

The Company evaluated the terms of the conversion features of the July notes as noted above in accordance with ASC Topic No. 815 — 40, Derivatives and Hedging — Contracts in Entity’s Own Stock, and determined they are not indexed to the Company’s common stock and that the conversion features meet the definition of a liability. The notes contain an indeterminate number of shares to settle with conversion options outside of the Company’s control. Therefore, the Company bifurcated the conversion feature and accounted for it as a separate derivative liability. Upon issuance of the July, the Company recognized a derivative liability at an aggregate fair value of $559,957, which was recorded as a debt discount and will amortized over the life of the notes.

In December 2022, the Company fully repaid the outstanding principal of $1,875,000 pertaining to the July 22 and 28 notes, as well as an additional $416,923 due to the default provisions noted above. This amount was included in interest expense in the consolidated statements of operations.

On December 29, 2022, the Company and various purchasers executed a Securities Purchase Agreement (“December Notes”) whereby the investors purchased from the Company convertible promissory notes in the aggregate principal amount of $4,000,000, consisting of original issue discount of $800,000. The Company received net proceeds of $3,000,000. The December Notes were due and payable on February 15, 2023. If the December Notes are not repaid in full by the maturity date or if any other event of default occurs, (1) the face value of the December Notes will be automatically increased to 120%; (2) the Notes will begin generating an annual interest rate of 20%, which will be paid in cash monthly until the default is cured; and (3) if such default continues for 14 or more calendar days, at the investors’ discretion, the December Notes shall become convertible at the option of the investors into shares of the Company’s common stock at a conversion price equal to the closing price of the Company’s common stock on the date of the note conversion. The December Notes were fully repaid in February 2023.

In connection with the December Notes, the Company issued to the investors an aggregate of 18,779 warrants to purchase common stock at an exercise price equal to $106.50, and 2,400 shares of common stock. The Company recognized $428,200 as a debt discount for the fair value of the warrants and common shares using the Black-Scholes option model, which will be amortized to interest expense over the life of the notes.

The following is a summary of the convertible notes for the years ended December 31, 2022 and 2021:

		Unamortized	Convertible Note
	Principal	Debt Discount	Payable, Net
Balance, December 31, 2020	$100,000	$—	$100,000
Issuance of Oasis note, net of issuance costs	5,265,000	(715,000)	4,550,000
Issuance of FirstFire First note, net of issuance costs	1,575,000	(315,000)	1,260,000
Issuance of Second FirstFire note, net of issuance costs	2,625,000	(530,000)	2,095,000
Derivative liability in connection with notes	—	(3,204,924)	(3,204,924)
Amortization of debt discount	—	801,538	801,538
Balance, December 31, 2021	9,565,000	(3,963,386)	5,601,614
Proceeds from issuance of notes	8,943,750	(1,992,500)	6,951,250
Repayments of notes	(4,943,750)	—	(4,943,750)
Conversion of notes into common stock	(9,465,000)	—	(9,465,000)
Warrant and common shares issued with convertible notes	—	(1,368,741)	(1,368,741)
Derivative liability in connection with notes	—	(559,957)	(559,957)
Amortization of debt discount	—	6,506,384	6,506,384
Balance, December 31, 2022	$4,100,000	$(1,378,200)	$2,721,800

As of December 31, 2022, the December Notes remained outstanding with a principal of $4,000,000 and unamortized debt discount of $1,278,200, consisting of the original issue discount, $50,000 in other financing fees, and the fair value of warrants and shares. The December Notes were fully repaid in February 2023 (see Note 14).

During the years ended December 31, 2022 and 2021, the Company amortized $6,506,384 and $801,538, respectively of debt discount to interest expense pertaining to all convertible notes. As of December 31, 2022, there was no remaining derivative liability outstanding pertaining to any convertible notes.

Loan Payable — PPP and SBA Loan

In December 2021, the Company received notification that both its PPP Loans of $203,994 and $204,000 were approved for full forgiveness. As such, $407,994 was recorded as other non-operating income in the consolidated financial statements.

In April 2022, Bailey received notification of full forgiveness of its 2nd PPP Loan totaling $1,347,050 and partial forgiveness of its 1st PPP Loan totaling $413,705. As of December 31, 2022, Bailey had an outstanding PPP Loan balance of $933,295 and matures in 2026.

As of December 31, 2022, the Company and H&J had outstanding loans under the EIDL program of $150,000 and $147,438, respectively. The EIDL Loans mature in thirty years from the effective date of the Loan and has a fixed interest rate of 3.75% per annum. The H&J loan was classified in liabilities per discontinued operations.

Loan Payable

In May 2021, H&J entered into a loan payable with a bank and received proceeds of $75,000. The line bears interest at 7.76% and matures in December 2025. As of December 31, 2022 and 2021, the outstanding balance was $73,187 and $72,269, respectively. The H&J loan was classified in liabilities per discontinued operations.

In December 2021, H&J entered into a merchant advance loan for a principal amount of $153,860 and received proceeds of $140,000. The loan bears interest at 9.9% and matures in June 2023. As of December 31, 2021, the outstanding balance was $149,962. The H&J loan was classified in liabilities per discontinued operations.

Note Payable – Related Party

As of December 31, 2022 and 2021, H&J had an outstanding note payable of $129,489 and $299,489, respectively owned by the H&J Seller. The note matured in July 2022 and bears interest at 12% per annum. The H&J loan was classified in liabilities per discontinued operations.

Merchant Advances

In 2022 and 2021, H&J entered into merchant advance loans for proceeds of $147,267 and $140,000, respectively. The loan bears interest at 9.9% per annum. As of December 31, 2022 and 2021, the outstanding principal of the loans was $63,433 and $149,962, respectively. The outstanding loan at December 31, 2022 matures in November 2023.

In 2022, the Company obtained several merchant advances for net proceeds of $1,335,360 to fund operations. These advances are, for the most part, secured by expected future sales transactions of the Company with expected payments on a weekly basis. During 2022, the Company made repayments totaling $1,078,385 and $896,334 remained outstanding, which is expected to be repaid in 2023. As of the date of these financial statements, the Company was in compliance with these covenants.

Promissory Note Payable

As noted in Note 4, the Company issued a promissory note in the principal amount of $4,500,000 to the Bailey Holders pursuant to the Bailey acquisition. Upon the IPO closing in May 2021, the Company repaid $1,000,000 of the outstanding principal on this note in May 2021. In August 2021, the maturity date was further extended to December 31, 2022. The Company is required to make prepayments of $2,000,000 to $4,000,000 if the Company completes a secondary public offering. If a public offering is not consummated before October 31, 2021 and June 30, 2022, the Company shall repay 10% of the outstanding principal at each date. The Company did not make any payments in October 2021, and the Company and the lender agreed to defer these payments to the maturity date of the loan, December 31, 2022. As of the date of these financial statements, the parties are undergoing an extension of the maturity date, but is in technical default.

The note incurs interest at 12% per annum. As of December 31, 2022 and 2021, $3,500,000 remained outstanding.

Interest expense was $420,000 and $494,000 for the years ended December 31, 2022 and 2021, respectively, all of which was accrued and unpaid as of December 31, 2022.

In April 2021, the Company entered into a promissory note in the principal amount of $1,000,000. The Company received $810,000 in proceeds, net of issuance costs and original issue discount. Additionally, the Company issued 48 warrants to the lender, which was recorded as a debt discount at the time of the loan. The fair value of the warrants and shares recorded as a debt discount was $73,958. Upon the closing of the IPO, the note was repaid in full. The entire debt discount of $263,958 was amortized to interest expense upon repayment of the note.

As noted in Note 4, the Company issued a promissory note in the principal amount of $5,500,000 to the Sundry Holders pursuant to the Sundry acquisition. The note bears interest at 8% per annum and matures on February 15, 2023. In February 2023, the parties verbally agreed to extend the maturity date to December 31, 2023.